General information	12 Months Ended
Dec. 31, 2022
General Information About Financial Statements [Abstract]
General information	General information
These financial statements reflect the financial performance for the years ended December 31, 2022, 2021 and 2020 and the financial position as at December 31, 2022 and 2021 of Exscientia plc (the “Company”) and its subsidiaries (collectively the “Group” or “Exscientia”).
Exscientia plc (formerly Exscientia Limited) is a public company incorporated in England and Wales and has the following wholly owned subsidiaries: Exscientia (UK) Holdings Limited, Exscientia AI Limited (formerly Exscientia Limited), Exscientia Inc., Exscientia Ventures I, Inc., Exscientia Ventures II, Inc., Exscientia KK, Kinetic Discovery Limited and Exscientia GmbH as well as two 50% owned joint ventures, RE Ventures I, LLC (“RE Ventures”) and RE Ventures II, LLC. Exscientia GmbH, Exscientia Ventures II Inc. and RE Ventures II, LLC were incorporated during the year ended December 31, 2021.
The principal activity of the Group is that of the application of artificial intelligence (“AI”) and machine learning (“ML”) to the discovery and design of novel therapeutic compounds. Exscientia’s technology platform combines the best of human and computational capabilities to accelerate the process of designing novel, safe and efficacious compounds for clinical testing in humans.